3) Risk Management (Details 25) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-Life and Health [member]
Statement Line Items [Line Items]
Premiums written net of reinsurance, cancellations and social security contributions	R$ 5,421,704	R$ 5,716,063
Pension plans [Member]
Statement Line Items [Line Items]
Premiums written net of reinsurance, cancellations and social security contributions	26,118,492	29,518,767
Life and Pension [member]
Statement Line Items [Line Items]
Premiums written net of reinsurance, cancellations and social security contributions	8,275,557	8,588,733
Health [member]
Statement Line Items [Line Items]
Premiums written net of reinsurance, cancellations and social security contributions	R$ 28,655,479	R$ 27,393,376